SUBSEQUENT EVENT	12 Months Ended
Sep. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENT [Text Block]

13. SUBSEQUENT EVENT

On December 22, 2023, the Company issued 661,765 Units of the Company at a price per unit of $1.36 for aggregate gross proceeds of $900,000. Each Unit is comprised of one common share and one common share purchase warrant of the Company. Each Warrant is exercisable to acquire one common share of the Company at an exercise price of $1.70 per share until December 22, 2028.

On December 13, 2023, 30,000 of the RSUs were exercised by an officer of the Company.